Share-based payments - Equity Based Incentive Plans (Details)				1 Months Ended		12 Months Ended
	Oct. 06, 2017 EUR (€) EquityInstruments € / shares shares	Jun. 15, 2017 EUR (€) EquityInstruments € / shares shares	Dec. 14, 2015 EUR (€)	May 31, 2011 EUR (€) EquityInstruments	Apr. 30, 2011 plan	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€)	Dec. 31, 2010 EUR (€)
Share-based payments
Movement due to share-based compensation arrangements						€ 1,599,000	€ 914,000	€ 149,000
Issuance of equity recorded within equity			€ 903,000			12,613,000	€ 67,861,000	14,755,000
Cash received						600,000
Difference between fair value and price of the option						€ 600,000
Accumulated deficits
Share-based payments
Movement due to share-based compensation arrangements								€ 2,108,000
TiGenix SAU
Share-based payments
Number of outstanding options under the EBIPs | EquityInstruments						0
TiGenix SAU | Minimum
Share-based payments
Fair value of the option						€ 0.90
TiGenix SAU | Maximum
Share-based payments
Fair value of the option						€ 1.08
TiGenix SAU | 2008 EBIP
Share-based payments
Warrants lapsed (in shares) | EquityInstruments				32,832
Exercise price, one				€ 11.0
Exercise price, two				7.0
Exercise price, three				€ 5.291
Number of options granted (in shares) | EquityInstruments				453,550
Number of options vested (in shares) | EquityInstruments				420,718
TiGenix SAU | 2010 EBIP
Share-based payments
Exercise price, one				€ 0.013					€ 5.291
Number of options granted (in shares) | EquityInstruments							221,508
TiGenix SAU | June 2017 EBIP
Share-based payments
Exercise price, one		€ 0.0044
Number of options granted (in shares) | EquityInstruments		1,247,325
Purchase price per option | € / shares		€ 0.433
Number of shares per option | shares		1
Number of options purchased and exercised | EquityInstruments						802,386
TiGenix SAU | October 2017 EBIP
Share-based payments
Exercise price, one	€ 0.0044
Number of options granted (in shares) | EquityInstruments	445,664
Purchase price per option | € / shares	€ 0.45
Number of shares per option | shares	1
Number of options purchased and exercised | EquityInstruments						425,661
Cellerix
Share-based payments
Number of equity based incentive plans | plan					2